Note 43 - Subsequent Events (Details Textual) $ in Thousands				12 Months Ended
	May 09, 2025 USD ($)	Apr. 11, 2025 USD ($)	Apr. 01, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)
Statement Line Items [Line Items]
Adjustments for gain (loss) on disposals, property, plant and equipment				$ 32	$ 33		$ 0		$ 0		$ 0		$ 63
Total property, plant and equipment				189,456	179,649	[1]	178,983	[1]	$ 149,102	[1]	$ 126,479	[1]	$ 106,512	[1]	$ 183,663	$ 181,027	$ 179,424	$ 172,784	$ 181,710	$ 179,824	$ 178,692	$ 170,410	$ 159,566	$ 142,965	$ 136,563	$ 131,671	$ 116,709	$ 112,210	$ 109,376	$ 102,077	$ 97,575	$ 94,579
Purchase of property, plant and equipment, classified as investing activities				$ 27,477	$ 28,556		$ 41,495
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				110,235	68,171
Solar plant [member]
Statement Line Items [Line Items]
Total property, plant and equipment				$ 0	$ 0
Other disposals of assets [member] | Solar plant [member]
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 22,400
Adjustments for gain (loss) on disposals, property, plant and equipment		9,000
Total property, plant and equipment		$ 13,400
Potential ordinary share transactions [member] | Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			84,240
Number of other equity instruments granted in share-based payment arrangement			151,551
Potential ordinary share transactions [member] | Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			113,693
Number of other equity instruments granted in share-based payment arrangement			129,540
Potential ordinary share transactions [member] | Equity settlement restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			6,004
Major purchases of assets [member] | Vehicles [member]
Statement Line Items [Line Items]
Purchase of property, plant and equipment, classified as investing activities	$ 1,600

[1]	Refer to note 41.